Other investments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Equity investments[a]	—	816	—	1,095
Contingent consideration	60	25	55	136
Other	98	16	110	61
	158	857	165	1,292
aThe majority of equity investments are unlisted.
Unlisted equity investments are measured using observable recent market prices where available. The majority of investments are measured using models with inputs that may include recent share price data, discounted future cash flows and other available active market pricing data using the maximum available market information and bp’s understanding of the associated company’s performance and prospects. Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2025	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,015	—	1,015
Loans		1,991	457	—	2,448
Trade and other receivables	20	26,567	—	—	26,567
Derivative financial instruments	30	—	25,892	245	26,137
Cash and cash equivalents	25	31,777	4,779	—	36,556
Financial liabilities
Trade and other payables	22	(58,182)	—	—	(58,182)
Derivative financial instruments	30	—	(23,056)	(1,024)	(24,080)
Accruals		(7,406)	—	—	(7,406)
Lease liabilities	28	(14,571)	—	—	(14,571)
Finance debt	26	(57,958)	—	—	(57,958)
		(77,782)	9,087	(779)	(69,474)

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)